Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Select Portfolios
Entity Central Index Key	0000320351
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Fidelity Telecom and Utilities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Telecom and Utilities Fund
Class Name	Fidelity® Telecom and Utilities Fund
Trading Symbol	FIUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Telecom and Utilities Fund for the period February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Telecom and Utilities Fund	$ 72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending January 31, 2026, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Telecom and Utilities Select Index for the fiscal year, especially an overweight in the independent power producers & energy traders industry. Stock picks in electric utilities also hampered the fund's result. Also detracting from our result was an overweight in the cable & satellite industry.
•The largest individual relative detractor was an overweight in Constellation Energy (-6%). The stock was one of our biggest holdings. A second notable relative detractor was an overweight in NRG Energy (+3%). This was a position we established this period. The stock was among our largest holdings at period end. Another notable relative detractor was our stake in Verizon Communications (+21%). The company was the fund's second-largest holding at period end.
•In contrast, the primary contributor to performance versus the sector index was stock picking in coal & consumable fuels, a segment that is not part of the index. Picks and an overweight in the heavy electrical equipment category also boosted relative performance. Also helping our relative result was stock selection in the cable & satellite industry.
•The top individual relative contributor was our stake in Cameco (+144%). This was a position we established this period. A second notable relative contributor was our stake in GE Vernova (+89%), which we reduced. Another notable relative contributor was our stake in Nextpower (+97%). This was a stake we established this period. All these contributors were non-index positions.
•Notable changes in positioning include lower allocations to the integrated telecommunication services and wireless telecommunication services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2016 through January 31, 2026. Initial investment of $10,000. Fidelity® Telecom and Utilities Fund $10,000 $11,741 $12,901 $13,728 $16,613 $16,369 $17,399 $18,776 $18,984 $25,429 $28,386 Russell 3000® Telecom and Utilities Select Index $10,000 $11,449 $12,000 $12,676 $15,813 $14,819 $15,979 $16,277 $15,243 $19,657 $22,396 S&P 500® Index $10,000 $12,004 $15,174 $14,823 $18,037 $21,148 $26,074 $23,932 $28,914 $36,541 $42,515 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Telecom and Utilities Fund 11.63% 11.64% 11.00% Russell 3000® Telecom and Utilities Select Index 13.93% 8.61% 8.40% S&P 500® Index 16.35% 14.99% 15.57% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,407,734,209
Holdings Count | shares	40
Advisory Fees Paid, Amount	$ 11,711,169
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$1,407,734,209
Number of Holdings	40
Total Advisory Fee	$11,711,169
Portfolio Turnover	94%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 47.3 Multi-Utilities 14.9 Diversified Telecommunication Services 14.3 Independent Power and Renewable Electricity Producers 6.0 Wireless Telecommunication Services 5.3 Electrical Equipment 3.7 Media 2.2 Construction & Engineering 2.2 Commercial Services & Supplies 1.2 Others 1.1 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 99.1 Germany 0.7 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.1 Germany - 0.7 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NextEra Energy Inc 11.7 Verizon Communications Inc 7.9 Constellation Energy Corp 6.2 AT&T Inc 6.1 Sempra 5.6 T-Mobile US Inc 5.3 NRG Energy Inc 5.1 Vistra Corp 4.6 Entergy Corp 4.1 Exelon Corp 3.8 60.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec